NONCONSOLIDATED AFFILIATES (Impact of Sales to Nonconsolidated Affiliates) (Details) - Equity Method Investee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sadara Chemical Company
Schedule of Equity Method Investments [Line Items]
Concentration Risk, Percentage	9.00%	4.00%
SCG-Dow Group
Schedule of Equity Method Investments [Line Items]
Concentration Risk, Percentage	2.00%	3.00%	3.00%
Customer Concentration Risk | MEGlobal
Schedule of Equity Method Investments [Line Items]
Concentration Risk, Percentage	1.00%	1.00%	1.00%
Industrial Intermediates & Infrastructure [Member] | Customer Concentration Risk | MEGlobal
Schedule of Equity Method Investments [Line Items]
Concentration Risk, Percentage	2.00%	2.00%	2.00%
Packaging & Specialty Plastics [Member] | Customer Concentration Risk | MEGlobal
Schedule of Equity Method Investments [Line Items]
Concentration Risk, Percentage	1.00%	1.00%	1.00%